Concessions and Authorizations - Schedule of Concession and Amount to Be Paid (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Percentage interest	100.00%
Nominal value in 2017	R$ 33
Present value in 2017	R$ 14
Inflation index to be used to adjust historical amounts	IGP-M
Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Percentage interest	82.50%
Nominal value in 2017	R$ 8
Present value in 2017	R$ 4
Inflation index to be used to adjust historical amounts	IGP-M
Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Percentage interest	100.00%
Inflation index to be used to adjust historical amounts	IPCA
Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Percentage interest	100.00%
Nominal value in 2017	R$ 1
Inflation index to be used to adjust historical amounts	IPCA
Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Percentage interest	100.00%
Nominal value in 2017	R$ 3
Present value in 2017	R$ 3
Inflation index to be used to adjust historical amounts	IPCA
Bottom of range [member] | Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	03/2006
Bottom of range [member] | Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	01/2004
Bottom of range [member] | Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Bottom of range [member] | Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Bottom of range [member] | Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Top of range [member] | Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	02/2035
Top of range [member] | Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	12/2032
Top of range [member] | Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	07/2020
Top of range [member] | Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	09/2024
Top of range [member] | Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	08/2025